CONSOLIDATED STATEMENTS OF OPERATIONS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Net revenues
Total net revenues	$ 1,045,447	¥ 7,278,192	¥ 5,393,037	¥ 4,148,808
Operating expenses:
Cost of products	(398,509)	(2,774,342)	(2,034,852)	(1,917,467)
Fulfillment	(241,057)	(1,678,191)	(1,262,302)	(818,173)
Sales and marketing	(260,801)	(1,815,642)	(1,338,970)	(910,843)
Technology and content	(56,444)	(392,951)	(268,973)	(140,689)
General and administrative	(30,978)	(215,660)	(154,845)	(116,554)
Other operating income (expense), net	(2,550)	(17,753)	22,678	11,250
Total operating expenses	(990,339)	(6,894,539)	(5,037,264)	(3,892,476)
Income from operations	55,108	383,653	355,773	256,332
Other income (expenses):
Interest income	6,121	42,614	8,017	13,350
Interest expense	(8,807)	(61,316)	(13,058)	(4,252)
Gain on disposal of investment	0	0	0	5,464
Impairment loss of investments	(1,296)	(9,021)	(9,021)	(6,227)
Exchange loss	(1,101)	(7,663)	(5,991)	(21)
Income before income tax and share of income (loss) in equity method investment	50,025	348,267	335,720	264,646
Income tax expense	(10,219)	(71,144)	(64,953)	(54,251)
Share of income (loss) in equity method investment	685	4,768	(996)	(1,265)
Net Income	40,491	281,891	269,771	209,130
Net (income) loss attributable to non-controlling interests	27	187	(59)	(264)
Net income attributable to redeemable non-controlling interests	(112)	(781)
Net income attributable to ordinary shareholders of Baozun Inc.	$ 40,406	¥ 281,297	¥ 269,712	¥ 208,866
Net income per share attributable to ordinary shareholders of Baozun Inc.:
Basic | (per share)	$ 0.23	¥ 1.62	¥ 1.59	¥ 1.29
Diluted | (per share)	0.23	1.57	1.50	1.19
Net income per American depositary shares ("ADS") attributable to ordinary shareholders of Baozun Inc.:
Basic | (per share)	0.70	4.85	4.76	3.87
Diluted | (per share)	$ 0.68	¥ 4.72	¥ 4.51	¥ 3.56
Weighted average shares used in calculating net income per ordinary share:
Basic	173,937,013	173,937,013	169,884,906	162,113,815
Diluted	178,932,010	178,932,010	179,327,029	176,115,049
Product [Member]
Net revenues
Total net revenues	$ 491,561	¥ 3,422,151	¥ 2,516,862	¥ 2,257,632
Service [Member]
Net revenues
Total net revenues	$ 553,886	¥ 3,856,041	¥ 2,876,175	¥ 1,891,176